Segment Reporting (Tables)	6 Months Ended
Jun. 30, 2026
Segment Reporting [Abstract]
Schedule of Significant Revenues and Expenses Provided to CODM

The following table presents significant revenues and expenses provided to the CODM for the three and six months ended June 30, 2026 and 2025.

	For the Three Months Ended June 30,		For the Six Months Ended June 30,
	2026	2025	2026	2025
Revenues
Equity and option order flow rebates	$112,961,852	$68,688,838	$197,354,691	$132,800,020
Interest related income	42,752,379	36,286,533	82,802,757	67,426,597
Handling charge income	34,780,092	20,105,503	61,192,834	37,652,513
Other revenues	8,336,757	6,412,476	17,408,814	10,983,055
Total revenues	198,831,080	131,493,350	358,759,096	248,862,185
Segment expenses
Brokerage and transaction	44,348,662	34,800,716	82,741,802	58,046,172
Technology and development(1)	20,573,843	17,554,435	40,309,088	32,980,484
Marketing and branding(1)	34,566,602	29,719,577	83,723,532	52,400,406
General and administrative(1)	36,751,872	26,174,593	74,571,553	53,535,320
Other segment items(2)	17,135,197	26,969,402	34,336,772	35,038,447
Total operating expenses per consolidated statements of operations and comprehensive income	153,376,176	135,218,723	315,682,747	232,000,829
Operating income (loss)	45,454,904	(3,725,373)	43,076,349	16,861,356
Other expense, net	10,768,430	17,659,796	21,200,591	18,749,213
Provision for income taxes	10,343,085	6,999,777	19,270,241	13,558,002
Net income (loss)	$24,343,389	$(28,384,946)	$2,605,517	$(15,445,859)

(1)	Excludes share-based compensation. See Note 12 -Expenses for operating expense allocation.
(2)	Other segment items represent share-based compensation.